UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2009
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                    Name:     CAK Capital Management, Inc.
                              d/b/a/ Knott Capital Management
                    Address:  224 Valley Creek Blvd.
                              Suite 100
                              Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Megan Chatley
                        Title: Chief Compliance Officer
                        Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


        /s/ Megan Chatley           Exton, PA            October 21, 2009
       -------------------      ------------------       ----------------
            Megan Chatley          City, State                Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        0

          Form 13F Information Table Entry Total:   87

          Form 13F Information Table Value Total:   $442,666 (thousands)

List of Other Included Managers: NONE



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

                           FORM 13F INFORMATION TABLE

FORM 13-F 09/30/09
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102    16662   616874 SH       SOLE                   616874
                                                               289    10700 SH       OTHER                   10700
Aberdeen Asia Pac Income       COM              003009107      582    94000 SH       SOLE                    94000
                                                               124    20000 SH       OTHER                   20000
Activision Blizzard, Inc.      COM              00507V109    13554  1093910 SH       SOLE                  1093910
                                                                 7      575 SH       OTHER                     575
Air Products & Chemicals       COM              009158106    16691   215148 SH       SOLE                   215148
                                                                 9      110 SH       OTHER                     110
American Home Food Products    COM              026599100       36   396587 SH       SOLE                   396587
Bristol-Myers Squibb           COM              110122108       53     2375 SH       SOLE                     2375
                                                              1052    46700 SH       OTHER                   46700
CVS Corp                       COM              126650100    19283   539529 SH       SOLE                   539529
                                                                11      310 SH       OTHER                     310
CenturyTel Inc.                COM              156700106      161     4800 SH       SOLE                     4800
                                                               336    10000 SH       OTHER                   10000
Citigroup, Inc.                COM              172967101       48    10000 SH       SOLE                    10000
Colgate-Palmolive              COM              194162103    19148   251023 SH       SOLE                   251023
                                                                12      155 SH       OTHER                     155
ConocoPhillips                 COM              20825C104    13477   298426 SH       SOLE                   298426
                                                               339     7500 SH       OTHER                    7500
Danaher Corporation            COM              235851102    14781   219565 SH       SOLE                   219565
                                                                 7      110 SH       OTHER                     110
Devon Energy Corp              COM              25179M103    15011   222941 SH       SOLE                   222941
                                                                41      605 SH       OTHER                     605
Dun & Bradstreet Corp          COM              26483E100    13479   178950 SH       SOLE                   178950
                                                                64      845 SH       OTHER                     845
Eldorado Gold Corp             COM              284902103      484    42500 SH       SOLE                    42500
Enbridge Energy Partners       COM              29250R106      171     3800 SH       SOLE                     3800
                                                               248     5500 SH       OTHER                    5500
Enterprise Products Part LP    COM              293792107      147     5200 SH       SOLE                     5200
                                                               212     7500 SH       OTHER                    7500
Exxon Mobil Corporation        COM              30231G102    14899   217154 SH       SOLE                   217154
                                                                 8      110 SH       OTHER                     110
Gabelli Glo Gold Nat Res Inc   COM              36244N109      302    19500 SH       SOLE                    19500
                                                               542    35000 SH       OTHER                   35000
Gilead Sciences Inc.           COM              375558103    16326   351094 SH       SOLE                   351094
                                                               276     5940 SH       OTHER                    5940
Google Inc                     COM              38259P508    16389    33053 SH       SOLE                    33053
                                                                10       20 SH       OTHER                      20
Hewlett-Packard Co             COM              428236103    19301   408838 SH       SOLE                   408838
                                                                11      230 SH       OTHER                     230
IBM Corp                       COM              459200101    20141   168390 SH       SOLE                   168390
                                                               191     1595 SH       OTHER                    1595
ING RISK MANAGED NAT           COM              449810100      172     9700 SH       SOLE                     9700
                                                               444    25000 SH       OTHER                   25000
Illumina Inc                   COM              452327109      531    12500 SH       SOLE                    12500
Inergy LP                      COM              456615103      194     6500 SH       SOLE                     6500
                                                               268     9000 SH       OTHER                    9000
JPMorgan Chase & Co            COM              46625H100     5391   123023 SH       SOLE                   123023
                                                                 3       75 SH       OTHER                      75
Life Technologies              COM              53217V109    14505   311600 SH       SOLE                   311600
                                                                 8      175 SH       OTHER                     175
Linn Energy, LLC               COM              536020100      898    39200 SH       SOLE                    39200
                                                               527    23000 SH       OTHER                   23000
Mastercard Inc.                COM              57636Q104    13861    68568 SH       SOLE                    68568
                                                                 7       35 SH       OTHER                      35
Microsoft Corporation          COM              594918104    21068   819120 SH       SOLE                   819120
Monsanto Co                    COM              61166W101    16322   210884 SH       SOLE                   210884
                                                               155     2000 SH       OTHER                    2000
Oneok Partners, L.P.           COM              68268N103      265     5000 SH       OTHER                    5000
Oracle Corporation             COM              68389X105    19961   957812 SH       SOLE                   957812
                                                                42     2010 SH       OTHER                    2010
Otelco Inc.  Dep. Sec.         COM              688823202       32     2500 SH       SOLE                     2500
                                                               114     9000 SH       OTHER                    9000
PepsiCo Inc.                   COM              713448108    18180   309920 SH       SOLE                   309920
Powell Industries Inc.         COM                             384    10000 SH       SOLE                    10000
State Street Corp              COM              857477103     5986   113800 SH       SOLE                   113800
Teva Pharmaceutical            COM              881624209    20476   404981 SH       SOLE                   404981
                                                                13      255 SH       OTHER                     255
Thermo Fischer Sciences        COM              883556102    15602   357268 SH       SOLE                   357268
                                                                 9      195 SH       OTHER                     195
Total SA                       COM              89151E109    19980   337159 SH       SOLE                   337159
                                                               455     7675 SH       OTHER                    7675
Verizon Communication          COM              92343V104       97     3200 SH       SOLE                     3200
                                                               104     3450 SH       OTHER                    3450
Visa Inc.                      COM              92826C839     9494   137370 SH       SOLE                   137370
                                                                 5       75 SH       OTHER                      75
WHITING USA TR.I               COM              966389108      195    12800 SH       SOLE                    12800
                                                               420    27500 SH       OTHER                   27500
Walgreen Company               COM              931422109       34      900 SH       SOLE                      900
                                                              2061    55000 SH       OTHER                   55000
Weatherford International Ltd. COM              H27013103     9076   437840 SH       SOLE                   437840
                                                                 5      235 SH       OTHER                     235
Windstream Corporation         COM              97381W104      101    10000 SH       OTHER                   10000
Wyeth                          COM              983024100     1239    25500 SH       OTHER                   25500
XTO Energy Inc                 COM              98385X106     9004   217911 SH       SOLE                   217911
                                                                67     1610 SH       OTHER                    1610

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